1
Bancroft Fund Ltd.
Schedule of Investments — July 31, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 84.5%
Airlines  — 2.7%
$ 1,465,000 JetBlue Airways Corp.,
0.500%, 04/01/26 ............... $ 1,051,870
2,500,000 Southwest Airlines Co.,
1.250%, 05/01/25 ............... 3,170,625
4,222,495
Automotive  — 2.4%
3,500,000 Ford Motor Co.,
Zero Coupon, 03/15/26 ........... 3,745,000
Business Services  — 7.6%
3,000,000 2U Inc.,
2.250%, 05/01/25 ............... 2,428,125
2,000,000 BigBear.ai Holdings Inc.,
6.000%, 12/15/26(a) ............. 1,421,727
1,450,000 BigCommerce Holdings Inc.,
0.250%, 10/01/26(a) ............. 1,020,437
3,750,000 Perficient Inc.,
0.125%, 11/15/26(a) ............. 3,210,000
2,500,000 Shift4 Payments Inc.,
Zero Coupon, 12/15/25 ........... 2,160,938
2,100,000 TechTarget Inc.,
Zero Coupon, 12/15/26(a) ......... 1,715,748
11,956,975
Communications Equipment  — 6.6%
3,000,000 InterDigital Inc.,
3.500%, 06/01/27(a) ............. 3,099,000
2,000,000 Kaleyra Inc.,
6.125%, 06/01/26(a) ............. 1,604,884
Lumentum Holdings Inc.
2,000,000 0.500%, 12/15/26 ............... 2,217,904
1,103,000 0.500%, 06/15/28(a) ............. 1,021,378
2,500,000 Radius Global Infrastructure Inc.,
2.500%, 09/15/26(a) ............. 2,433,398
10,376,564
Computer Hardware  — 2.1%
2,000,000 3D Systems Corp.,
Zero Coupon, 11/15/26(a) ......... 1,495,000
1,250,000 Desktop Metal Inc.,
6.000%, 05/15/27(a) ............. 1,717,500
3,212,500
Computer Software and Services  — 18.9%
1,500,000 Akamai Technologies Inc.,
0.375%, 09/01/27 ............... 1,555,500
3,000,000 Bandwidth Inc.,
0.250%, 03/01/26 ............... 2,028,235
700,000 Blackline Inc.,
0.125%, 08/01/24 ............... 756,777
Principal
Amount
Market
Value
$ 3,000,000 Dropbox Inc.,
Zero Coupon, 03/01/28 ........... $ 2,745,000
2,665,000 Edgio Inc.,
3.500%, 08/01/25 ............... 2,458,580
3,105,000 i3 Verticals LLC,
1.000%, 02/15/25 ............... 3,032,032
2,000,000 Match Group Financeco 3 Inc.,
2.000%, 01/15/30(a) ............. 2,260,000
1,000,000 MercadoLibre Inc.,
2.000%, 08/15/28 ............... 1,971,500
2,250,000 PAR Technology Corp.,
2.875%, 04/15/26 ............... 2,724,400
3,090,000 Progress Software Corp.,
1.000%, 04/15/26 ............... 3,086,910
1,705,000 PROS Holdings Inc.,
2.250%, 09/15/27 ............... 1,489,318
1,500,000 Q2 Holdings Inc.,
0.750%, 06/01/26 ............... 1,301,250
950,000 Varonis Systems Inc.,
1.250%, 08/15/25 ............... 1,035,500
2,156,000 Veritone Inc.,
1.750%, 11/15/26(a) ............. 1,394,500
1,650,000 Workiva Inc.,
1.125%, 08/15/26 ............... 1,794,375
29,633,877
Consumer Products  — 0.9%
950,000 Callaway Golf Co.,
2.750%, 05/01/26 ............... 1,400,063
Consumer Services  — 3.9%
950,000 National Vision Holdings Inc.,
2.500%, 05/15/25 ............... 1,105,009
NCL Corp. Ltd.
1,360,000 5.375%, 08/01/25 ............... 1,398,665
623,000 1.125%, 02/15/27(a) ............. 427,066
Royal Caribbean Cruises Ltd.
395,000 4.250%, 06/15/23 ............... 388,398
620,000 2.875%, 11/15/23 ............... 577,577
2,030,000 Stride Inc.,
1.125%, 09/01/27 ............... 2,133,530
6,030,245
Diversified Industrial  — 3.5%
750,000 Chart Industries Inc.,
1.000%, 11/15/24(a) ............. 2,528,060
1,936,000 Patrick Industries Inc.,
1.750%, 12/01/28(a) ............. 1,660,120
1,464,000 Xometry Inc.,
1.000%, 02/01/27(a) ............. 1,337,071
5,525,251

Bancroft Fund Ltd.
Schedule of Investments (Continued) — July 31, 2022 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Energy and Utilities  — 3.6%
$ 2,938,000 Array Technologies Inc.,
1.000%, 12/01/28(a) ............. $ 2,677,183
1,065,000 Bloom Energy Corp.,
2.500%, 08/15/25 ............... 1,530,356
1,250,000 Ormat Technologies Inc.,
2.500%, 07/15/27(a) ............. 1,436,250
5,643,789
Entertainment  — 2.0%
DISH Network Corp.
2,500,000 Zero Coupon, 12/15/25 ........... 1,782,250
1,000,000 3.375%, 08/15/26 ............... 714,044
1,810,000 fuboTV Inc.,
3.250%, 02/15/26 ............... 657,261
3,153,555
Financial Services  — 6.9%
Block Inc.
500,000 0.500%, 05/15/23 ............... 598,590
1,000,000 0.125%, 03/01/25 ............... 1,026,250
960,000 Digitalbridge Operating Co. LLC,
5.750%, 07/15/25(a)(b) ........... 2,408,829
2,000,000 HCI Group Inc.,
4.750%, 06/01/42(a) ............. 2,081,000
1,000,000 IIP Operating Partnership LP,
3.750%, 02/21/24(a) ............. 1,502,119
800,000 LendingTree Inc.,
0.500%, 07/15/25 ............... 592,027
2,000,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) ......... 1,410,000
2,000,000 Upstart Holdings Inc.,
0.250%, 08/15/26(a) ............. 1,107,500
10,726,315
Health Care  — 7.7%
665,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 ............... 476,873
CONMED Corp.
1,000,000 2.625%, 02/01/24 ............... 1,226,000
125,000 2.250%, 06/15/27(a) ............. 120,312
Cutera Inc.
1,000,000 2.250%, 03/15/26 ............... 1,559,605
1,750,000 2.250%, 06/01/28(a) ............. 1,902,801
Exact Sciences Corp.
1,830,000 0.375%, 03/15/27 ............... 1,426,256
500,000 0.375%, 03/01/28 ............... 364,000
1,500,000 Insulet Corp.,
0.375%, 09/01/26 ............... 1,888,500
940,000 Invacare Corp.,
4.250%, 03/15/26 ............... 458,850
Principal
Amount
Market
Value
$ 2,720,000 PetIQ Inc.,
4.000%, 06/01/26 ............... $ 2,603,040
12,026,237
Materials  — 0.1%
312,000 Danimer Scientific Inc.,
3.250%, 12/15/26(a) ............. 206,028
Real Estate Investment Trusts  — 2.7%
350,000 Braemar Hotels & Resorts Inc.,
4.500%, 06/01/26 ............... 372,771
1,500,000 Pebblebrook Hotel Trust,
1.750%, 12/15/26 ............... 1,490,250
1,000,000 Redwood Trust Inc.,
7.750%, 06/15/27(a) ............. 925,000
1,610,000 Summit Hotel Properties Inc.,
1.500%, 02/15/26 ............... 1,411,165
4,199,186
Security Software  — 5.7%
2,495,000 Cardlytics Inc.,
1.000%, 09/15/25 ............... 1,578,170
465,000 Nice Ltd.,
Zero Coupon, 09/15/25 ........... 470,348
798,000 Nice Systems Inc.,
1.250%, 01/15/24 ............... 2,048,366
3,090,000 Verint Systems Inc.,
0.250%, 04/15/26 ............... 2,933,955
1,475,000 Zscaler Inc.,
0.125%, 07/01/25 ............... 1,834,162
8,865,001
Semiconductors  — 4.0%
3,000,000 Impinj Inc.,
1.125%, 05/15/27(a) ............. 3,044,206
500,000 Teradyne Inc.,
1.250%, 12/15/23 ............... 1,595,050
1,759,000 Wolfspeed Inc.,
0.250%, 02/15/28(a) ............. 1,674,348
6,313,604
Specialty Chemicals  — 0.3%
1,238,000 Amyris Inc.,
1.500%, 11/15/26(a) ............. 518,103
Telecommunications  — 2.0%
2,020,000 8x8 Inc.,
0.500%, 02/01/24 ............... 1,734,033
1,250,000 Infinera Corp.,
2.500%, 03/01/27 ............... 1,368,168
3,102,201

Bancroft Fund Ltd.
Schedule of Investments (Continued) — July 31, 2022 (Unaudited)
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At July 31, 2022, the Fund held an investment in a restricted and illiquid security amounting to $2,408,829 or 1.54% of total investments, which was valued under methods approved by the Board of Trustees as follows:
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Represents annualized yields at dates of purchase.
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Transportation  — 0.9%
$ 1,000,000 Atlas Air Worldwide Holdings Inc.,
1.875%, 06/01/24 ............... $ 1,334,375
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 132,191,364
Shares
CONVERTIBLE PREFERRED STOCKS  — 0.3%
Business Services  — 0.3%
809,253 Amerivon Holdings LLC,
4.000% ...................... 436,035
272,728 Amerivon Holdings LLC, common equity
units
............................ 16,364
452,399
TOTAL CONVERTIBLE PREFERRED
STOCKS ................... 452,399
MANDATORY CONVERTIBLE SECURITIES(c)  — 11.0%
Automotive: Parts and Accessories  — 1.3%
16,300 Aptiv plc, Ser. A,
5.500%, 06/15/23 ............... 1,976,701
Energy and Utilities  — 3.2%
NextEra Energy Inc.
26,675 4.872%, 09/01/22 ............... 1,637,578
25,500 5.279%, 03/01/23 ............... 1,337,475
24,860 6.219%, 09/01/23 ............... 1,314,597
14,800 Spire Inc., Ser. A,
7.500%, 03/01/24 ............... 791,060
5,080,710
Equipment and Supplies  — 1.0%
1,000 Danaher Corp., Ser. B,
5.000%, 04/15/23 ............... 1,521,850
Financial Services  — 2.6%
2,375 2020 Cash Mandatory Exchangeable Trust,
5.250%, 06/01/23 ............... 2,853,182
24,000 New York Community Capital Trust V,
6.000%, 11/01/51 ............... 1,212,000
4,065,182
Health Care  — 0.8%
39,115 Elanco Animal Health Inc.,
5.000%, 02/01/23 ............... 1,282,972
Shares
Market
Value
Semiconductors  — 2.1%
2,015 Broadcom Inc., Ser. A,
8.000%, 09/30/22 ............... $ 3,380,767
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 17,308,182
COMMON STOCKS  — 2.8%
Agriculture  — 0.7%
11,561 Bunge Ltd. ...................... 1,067,427
Real Estate Investment Trusts  — 2.1%
18,136 Crown Castle Inc. ................. 3,276,450
TOTAL COMMON STOCKS ......... 4,343,877
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.4%
$ 2,205,000 U.S. Treasury Bills,
1.601% to 2.396%†, 09/22/22 to
10/20/22 ...................... 2,196,856
TOTAL INVESTMENTS — 100.0% ....
(Cost $155,700,390) ............. $ 156,492,678
Acquisition
Principal
Amount Issuer
Acquisition
Dates
Acquisition
Cost
07/31/22
Carrying
Value
Per Bond
$960,000 Digitalbridge
Operating Co. LLC,
5.750%, 07/15/25
7/17/20
- 11/11/20 $1,222,715 $2,509.1969